CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Revenue from Related Parties	$ 777,373	$ 707,462	$ 593,466
Research and development expenses related parties	3,301
Other Income From Related Parties	1,891	2,830	2,445
Research and Development Expense [Member]
Research and development expenses related parties	144	208	212
Integrated Solution Contracts [Member]
Cost of Revenue from Related Parties	1,811	1,214	1,860
Integrated Solution Contracts [Member] | Related Party [Member]
Revenue from Related Parties	3,524	2,288	1,446
Product [Member]
Revenue from Related Parties	47,424
Cost of Revenue from Related Parties	155	519	1,198
Product [Member] | Related Party [Member]
Revenue from Related Parties	$ 11,256	$ 4,018	$ 8,186